Other assets and liabilities - Summary of Other Assets (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	R$ 8,633,000,000	R$ 7,804,000,000
Other non-financial assets, Non-current	1,820,000,000	2,223,000,000
Other non-financial assets, Total	10,453,000,000	10,027,000,000
Other financial assets, Current	46,718,000,000	41,648,000,000
Other financial assets, Non-current	12,850,000,000	12,269,000,000
Other financial assets, Total	59,568,000,000	53,917,000,000
Other financial asset [Member]
Disclosure of Financial Assets [Line Items]
Impairment expense	0	0
Receivables from credit card issuers [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	32,073,000,000	26,124,000,000
Other financial assets, Total	32,073,000,000	26,124,000,000
Insurance and reinsurance operations [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,224,000,000	1,306,000,000
Other financial assets, Non-current	10,000,000	14,000,000
Other financial assets, Total	1,234,000,000	1,320,000,000
Deposits in guarantee for contingent liabilities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,520,000,000	2,118,000,000
Other financial assets, Non-current	11,892,000,000	11,144,000,000
Other financial assets, Total	13,412,000,000	13,262,000,000
Deposits in guarantee for foreign borrowing program [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	639,000,000	893,000,000
Other financial assets, Total	639,000,000	893,000,000
Negotiation and intermediation of securities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	6,202,000,000	6,770,000,000
Other financial assets, Non-current	18,000,000
Other financial assets, Total	6,220,000,000	6,770,000,000
Receivables from reimbursement of contingent liabilities [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	244,000,000	258,000,000
Other financial assets, Non-current	821,000,000	870,000,000
Other financial assets, Total	1,065,000,000	1,128,000,000
Receivables from services provided [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	2,842,000,000	2,510,000,000
Other financial assets, Non-current	1,000,000
Other financial assets, Total	2,843,000,000	2,510,000,000
Amounts receivable from FCVS salary variations compensation fund [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,000,000	7,000,000
Other financial assets, Non-current	105,000,000	234,000,000
Other financial assets, Total	106,000,000	241,000,000
Operations without credit granting characteristics [Member]
Disclosure of Financial Assets [Line Items]
Other financial assets, Current	1,973,000,000	1,662,000,000
Other financial assets, Non-current	3,000,000	7,000,000
Other financial assets, Total	1,976,000,000	1,669,000,000
Prepaid expenses [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,432,000,000	2,101,000,000
Other non-financial assets, Non-current	643,000,000	687,000,000
Other non-financial assets, Total	3,075,000,000	2,788,000,000
Retirement plan assets [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Non-current	1,067,000,000	1,113,000,000
Other non-financial assets, Total	1,067,000,000	1,113,000,000
Sundry domestic [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	2,642,000,000	1,634,000,000
Other non-financial assets, Non-current		32,000,000
Other non-financial assets, Total	2,642,000,000	1,666,000,000
Premiums from loan operations [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	240,000,000	531,000,000
Other non-financial assets, Non-current	77,000,000	319,000,000
Other non-financial assets, Total	317,000,000	850,000,000
Sundry Foreign [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	1,847,000,000	1,776,000,000
Other non-financial assets, Non-current	29,000,000	65,000,000
Other non-financial assets, Total	1,876,000,000	1,841,000,000
Other non financial assets [Member]
Disclosure of Financial Assets [Line Items]
Other non-financial assets, Current	1,472,000,000	1,762,000,000
Other non-financial assets, Non-current	4,000,000	7,000,000
Other non-financial assets, Total	R$ 1,476,000,000	R$ 1,769,000,000